Income taxes (Details Narrative)	Dec. 31, 2024 USD ($)
Operating losses amount	$ 33,989,000
UNITED STATES
Operating losses amount	30,934,000
SINGAPORE
Operating losses amount	3,050,000
CANADA
Operating losses amount	$ 5,000